FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Years Ended December 31, 2020 and 2019

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA 2LNY of Transamerica Financial

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Growth and Income Service Shares	BNY Mellon VIF Appreciation Initial Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon VIF Government Money Market
BNY Mellon MidCap Stock Service Shares	BNY Mellon VIF Growth and Income Initial Shares
BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares
BNY Mellon Stock Index Initial Shares	TA Aegon Sustainable Equity Income Initial Class
BNY Mellon Stock Index Service Shares	TA JPMorgan Core Bond Service Class
BNY Mellon Sustainable U.S. Equity Initial Shares	TA WMC US Growth Initial Class
BNY Mellon Technology Growth Initial Shares	TA WMC US Growth Service Class
BNY Mellon Technology Growth Service Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA 2LNY of Transamerica Financial in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA 2LNY of Transamerica Financial since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon Growth and Income Service Shares	18,071.006	$466,537	$646,219	$(1)	$646,218	16,291	$2.724292	$91.607426
BNY Mellon MidCap Stock Initial Shares	99,508.170	1,826,663	1,983,198	(5)	1,983,193	64,959	1.781765	34.909674
BNY Mellon MidCap Stock Service Shares	19,633.157	333,251	389,522	1	389,523	20,623	2.869492	33.283420
BNY Mellon Opportunistic Small Cap Service Shares	3,997.008	167,213	188,459	-	188,459	16,207	2.153205	186.351562
BNY Mellon Stock Index Initial Shares	256,403.625	10,141,059	16,479,061	(6)	16,479,055	122,531	2.382862	143.905749
BNY Mellon Stock Index Service Shares	41,218.282	1,634,493	2,653,221	(9)	2,653,212	20,966	3.482292	136.765892
BNY Mellon Sustainable U.S. Equity Initial Shares	88,941.800	3,201,484	4,201,611	(22)	4,201,589	46,966	2.759419	90.291533
BNY Mellon Technology Growth Initial Shares	256,374.315	4,992,590	9,403,810	(9)	9,403,801	257,786	4.643933	39.519813
BNY Mellon Technology Growth Service Shares	40,310.602	679,074	1,368,545	5	1,368,550	43,647	4.139989	37.203454
BNY Mellon VIF Appreciation Initial Shares	401,988.311	15,266,423	18,965,809	(3)	18,965,806	271,015	2.340371	120.102722
BNY Mellon VIF Government Money Market	12,250,868.589	12,250,869	12,250,869	84	12,250,953	9,717,993	0.783216	1.277072
BNY Mellon VIF Growth and Income Initial Shares	302,159.192	8,041,791	10,781,040	11	10,781,051	166,183	2.402467	96.880789
BNY Mellon VIF Opportunistic Small Cap Initial Shares	211,252.780	8,575,485	10,490,813	(3)	10,490,810	178,062	1.669240	196.137019
TA Aegon Sustainable Equity Income Initial Class	40,079.230	874,095	705,394	(6)	705,388	676,206	1.006288	1.047888
TA JPMorgan Core Bond Service Class	64,901.228	894,259	950,803	8	950,811	855,047	1.072207	1.117602
TA WMC US Growth Initial Class	61,099.331	1,655,638	2,670,652	7	2,670,659	49,946	3.637176	53.736849
TA WMC US Growth Service Class	34,094.044	958,907	1,443,883	(15)	1,443,868	723,938	1.922263	2.003600

See accompanying notes.	2

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	BNY Mellon Growth and Income Service Shares Subaccount	BNY Mellon MidCap Stock Initial Shares Subaccount	BNY Mellon MidCap Stock Service Shares Subaccount	BNY Mellon Opportunistic Small Cap Service Shares Subaccount	BNY Mellon Stock Index Initial Shares Subaccount

Net Assets as of December 31, 2018:	$443,161	$1,907,988	$351,933	$148,244	$12,279,614

Investment Income:
Reinvested Dividends	4,220	13,406	1,532	-	234,868
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,179	28,516	5,466	2,420	190,296
Net Investment Income (Loss)	(2,959)	(15,110)	(3,934)	(2,420)	44,572

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	55,767	148,386	27,777	31,217	687,654
Realized Gain (Loss) on Investments	2,598	76,173	3,722	4,146	718,922
Net Realized Capital Gains (Losses) on Investments	58,365	224,559	31,499	35,363	1,406,576
Net Change in Unrealized Appreciation (Depreciation)	64,514	135,381	36,354	(3,162)	2,028,732
Net Gain (Loss) on Investment	122,879	359,940	67,853	32,201	3,435,308

Net Increase (Decrease) in Net Assets Resulting from Operations	119,920	344,830	63,919	29,781	3,479,880

Increase (Decrease) in Net Assets from Contract Transactions	2,525	(263,104)	(2,121)	(818)	(1,001,765)

Total Increase (Decrease) in Net Assets	122,445	81,726	61,798	28,963	2,478,115

Net Assets as of December 31, 2019:	$565,606	$1,989,714	$413,731	$177,207	$14,757,729

Investment Income:
Reinvested Dividends	2,866	14,395	1,969	689	227,302
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,616	23,478	4,752	2,175	199,832
Net Investment Income (Loss)	(4,750)	(9,083)	(2,783)	(1,486)	27,470

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,024	-	-	-	878,064
Realized Gain (Loss) on Investments	20,502	26,522	7,406	8,617	583,281
Net Realized Capital Gains (Losses) on Investments	61,526	26,522	7,406	8,617	1,461,345
Net Change in Unrealized Appreciation (Depreciation)	59,655	70,175	9,427	18,867	858,843
Net Gain (Loss) on Investment	121,181	96,697	16,833	27,484	2,320,188

Net Increase (Decrease) in Net Assets Resulting from Operations	116,431	87,614	14,050	25,998	2,347,658

Increase (Decrease) in Net Assets from Contract Transactions	(35,819)	(94,135)	(38,258)	(14,746)	(626,332)

Total Increase (Decrease) in Net Assets	80,612	(6,521)	(24,208)	11,252	1,721,326

Net Assets as of December 31, 2020:	$646,218	$1,983,193	$389,523	$188,459	$16,479,055

See Accompanying Notes.
(1) See Footnote 1	3

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	BNY Mellon Stock Index Service Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon Technology Growth Initial Shares Subaccount	BNY Mellon Technology Growth Service Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount

Net Assets as of December 31, 2018:	$1,976,227	$2,821,424	$4,826,503	$771,793	$13,308,659

Investment Income:
Reinvested Dividends	31,972	47,331	-	-	176,277
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,307	44,822	75,758	12,241	210,628
Net Investment Income (Loss)	1,665	2,509	(75,758)	(12,241)	(34,351)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	112,608	104,740	618,477	105,850	1,687,469
Realized Gain (Loss) on Investments	97,886	42,761	291,039	30,606	168,911
Net Realized Capital Gains (Losses) on Investments	210,494	147,501	909,516	136,456	1,856,380
Net Change in Unrealized Appreciation (Depreciation)	339,240	741,973	310,663	57,375	2,575,541
Net Gain (Loss) on Investment	549,734	889,474	1,220,179	193,831	4,431,921

Net Increase (Decrease) in Net Assets Resulting from Operations	551,399	891,983	1,144,421	181,590	4,397,570

Increase (Decrease) in Net Assets from Contract Transactions	(195,967)	(180,383)	(263,428)	(43,881)	(1,237,600)

Total Increase (Decrease) in Net Assets	355,432	711,600	880,993	137,709	3,159,970

Net Assets as of December 31, 2019:	$2,331,659	$3,533,024	$5,707,496	$909,502	$16,468,629

Investment Income:
Reinvested Dividends	30,346	39,018	17,795	662	130,848
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,778	49,857	99,977	14,692	230,820
Net Investment Income (Loss)	(1,432)	(10,839)	(82,182)	(14,030)	(99,972)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	139,398	42,342	710,136	105,891	1,340,657
Realized Gain (Loss) on Investments	29,869	77,365	418,352	117,441	251,281
Net Realized Capital Gains (Losses) on Investments	169,267	119,707	1,128,488	223,332	1,591,938
Net Change in Unrealized Appreciation (Depreciation)	192,303	656,558	2,805,301	369,743	1,984,269
Net Gain (Loss) on Investment	361,570	776,265	3,933,789	593,075	3,576,207

Net Increase (Decrease) in Net Assets Resulting from Operations	360,138	765,426	3,851,607	579,045	3,476,235

Increase (Decrease) in Net Assets from Contract Transactions	(38,585)	(96,861)	(155,302)	(119,997)	(979,058)

Total Increase (Decrease) in Net Assets	321,553	668,565	3,696,305	459,048	2,497,177

Net Assets as of December 31, 2020:	$2,653,212	$4,201,589	$9,403,801	$1,368,550	$18,965,806

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	BNY Mellon VIF Government Money Market Subaccount	BNY Mellon VIF Growth and Income Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount

Net Assets as of December 31, 2018:	$8,978,812	$7,597,398	$8,345,779	$742,014	$973,455

Investment Income:
Reinvested Dividends	142,567	93,767	-	19,784	22,700
Investment Expense:
Mortality and Expense Risk and Administrative Charges	119,360	121,093	126,174	11,109	13,854
Net Investment Income (Loss)	23,207	(27,326)	(126,174)	8,675	8,846

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	959,699	1,599,021	121,560	-
Realized Gain (Loss) on Investments	-	227,900	91,010	(2,306)	1,567
Net Realized Capital Gains (Losses) on Investments	-	1,187,599	1,690,031	119,254	1,567
Net Change in Unrealized Appreciation (Depreciation)	-	902,852	81,105	31,856	54,742
Net Gain (Loss) on Investment	-	2,090,451	1,771,136	151,110	56,309

Net Increase (Decrease) in Net Assets Resulting from Operations	23,207	2,063,125	1,644,962	159,785	65,155

Increase (Decrease) in Net Assets from Contract Transactions	(598,115)	(378,249)	(619,244)	(60,749)	(48,723)

Total Increase (Decrease) in Net Assets	(574,908)	1,684,876	1,025,718	99,036	16,432

Net Assets as of December 31, 2019:	$8,403,904	$9,282,274	$9,371,497	$841,050	$989,887

Investment Income:
Reinvested Dividends	17,899	70,157	54,710	19,829	31,866
Investment Expense:
Mortality and Expense Risk and Administrative Charges	156,434	126,502	116,366	9,258	13,619
Net Investment Income (Loss)	(138,535)	(56,345)	(61,656)	10,571	18,247

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	649,212	-	80,125	2,382
Realized Gain (Loss) on Investments	-	399,489	32,342	(43,829)	6,515
Net Realized Capital Gains (Losses) on Investments	-	1,048,701	32,342	36,296	8,897
Net Change in Unrealized Appreciation (Depreciation)	-	1,032,371	1,628,943	(128,541)	27,124
Net Gain (Loss) on Investment	-	2,081,072	1,661,285	(92,245)	36,021

Net Increase (Decrease) in Net Assets Resulting from Operations	(138,535)	2,024,727	1,599,629	(81,674)	54,268

Increase (Decrease) in Net Assets from Contract Transactions	3,985,584	(525,950)	(480,316)	(53,988)	(93,344)

Total Increase (Decrease) in Net Assets	3,847,049	1,498,777	1,119,313	(135,662)	(39,076)

Net Assets as of December 31, 2020:	$12,250,953	$10,781,051	$10,490,810	$705,388	$950,811

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2018:	$1,734,933	$1,061,119

Investment Income:
Reinvested Dividends	2,677	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	28,249	16,078
Net Investment Income (Loss)	(25,572)	(16,078)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	174,343	96,551
Realized Gain (Loss) on Investments	28,636	38,189
Net Realized Capital Gains (Losses) on Investments	202,979	134,740
Net Change in Unrealized Appreciation (Depreciation)	461,899	250,028
Net Gain (Loss) on Investment	664,878	384,768

Net Increase (Decrease) in Net Assets Resulting from Operations	639,306	368,690

Increase (Decrease) in Net Assets from Contract Transactions	(113,406)	(210,313)

Total Increase (Decrease) in Net Assets	525,900	158,377

Net Assets as of December 31, 2019:	$2,260,833	$1,219,496

Investment Income:
Reinvested Dividends	2,355	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,259	17,112
Net Investment Income (Loss)	(28,904)	(17,112)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	171,417	96,952
Realized Gain (Loss) on Investments	130,412	67,416
Net Realized Capital Gains (Losses) on Investments	301,829	164,368
Net Change in Unrealized Appreciation (Depreciation)	444,567	243,227
Net Gain (Loss) on Investment	746,396	407,595

Net Increase (Decrease) in Net Assets Resulting from Operations	717,492	390,483

Increase (Decrease) in Net Assets from Contract Transactions	(307,666)	(166,111)

Total Increase (Decrease) in Net Assets	409,826	224,372

Net Assets as of December 31, 2020:	$2,670,659	$1,443,868

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA 2LNY of Transamerica Financial (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage® Variable Annuity (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

BNY Mellon Fund:	BNY Mellon Fund:
BNY Mellon Growth and Income Service Shares	BNY Mellon Growth and Income Portfolio Service Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon MidCap Stock Service Shares	BNY Mellon MidCap Stock Portfolio Service Shares
BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon Opportunistic Small Cap Portfolio Service Shares
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Portfolio Initial Shares
BNY Mellon Technology Growth Service Shares	BNY Mellon Technology Growth Portfolio Service Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares

Transamerica Series Trust:	Transamerica Series Trust:
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

7

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date

TA Aegon Sustainable Equity Income Initial Class	August 18, 2017
TA JPMorgan Core Bond Service Class	August 18, 2017
TA WMC US Growth Service Class	August 18, 2017

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly

TA Aegon Sustainable Equity Income Initial Class	TA Barrow Hanley Dividend Focused Initial Class

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Growth and Income Service Shares	$63,640	$63,185
BNY Mellon MidCap Stock Initial Shares	145,202	248,419
BNY Mellon MidCap Stock Service Shares	2,007	43,047
BNY Mellon Opportunistic Small Cap Service Shares	12,365	28,598
BNY Mellon Stock Index Initial Shares	1,480,136	1,200,934
BNY Mellon Stock Index Service Shares	191,455	92,071
BNY Mellon Sustainable U.S. Equity Initial Shares	238,746	304,093
BNY Mellon Technology Growth Initial Shares	1,131,897	659,229
BNY Mellon Technology Growth Service Shares	163,465	191,603
BNY Mellon VIF Appreciation Initial Shares	1,792,446	1,530,817
BNY Mellon VIF Government Money Market	5,709,407	1,862,450
BNY Mellon VIF Growth and Income Initial Shares	1,431,330	1,364,414
BNY Mellon VIF Opportunistic Small Cap Initial Shares	256,535	798,508
TA Aegon Sustainable Equity Income Initial Class	135,699	98,984
TA JPMorgan Core Bond Service Class	36,606	109,323
TA WMC US Growth Initial Class	222,262	387,418
TA WMC US Growth Service Class	192,890	279,157

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BNY Mellon Growth and Income Service Shares	262	(9,309)	(9,047)	46	(9)	37
BNY Mellon MidCap Stock Initial Shares	8,833	(9,432)	(599)	4,584	(12,237)	(7,653)
BNY Mellon MidCap Stock Service Shares	2	(8,547)	(8,545)	2,001	(377)	1,624
BNY Mellon Opportunistic Small Cap Service Shares	77	(10,482)	(10,405)	63	(69)	(6)
BNY Mellon Stock Index Initial Shares	5,006	(8,970)	(3,964)	8,056	(13,477)	(5,421)
BNY Mellon Stock Index Service Shares	197	(781)	(584)	1,971	(2,066)	(95)
BNY Mellon Sustainable U.S. Equity Initial Shares	2,061	(3,457)	(1,396)	573	(3,391)	(2,818)
BNY Mellon Technology Growth Initial Shares	18,698	(21,120)	(2,422)	8,211	(22,540)	(14,329)
BNY Mellon Technology Growth Service Shares	2,602	(13,036)	(10,434)	59	(2,118)	(2,059)
BNY Mellon VIF Appreciation Initial Shares	33,685	(26,900)	6,785	27,740	(27,479)	261
BNY Mellon VIF Government Money Market	4,499,797	(1,376,350)	3,123,447	400,043	(855,263)	(455,220)
BNY Mellon VIF Growth and Income Initial Shares	15,340	(26,213)	(10,873)	29,958	(18,651)	11,307
BNY Mellon VIF Opportunistic Small Cap Initial Shares	77,831	(17,678)	60,153	7,775	(11,775)	(4,000)
TA Aegon Sustainable Equity Income Initial Class	39,776	(100,155)	(60,379)	6,251	(63,926)	(57,675)
TA JPMorgan Core Bond Service Class	2,481	(88,227)	(85,746)	2,157	(49,080)	(46,923)
TA WMC US Growth Initial Class	1,156	(8,446)	(7,290)	16	(3,449)	(3,433)
TA WMC US Growth Service Class	66,511	(168,595)	(102,084)	1,393	(165,490)	(164,097)

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BNY Mellon Growth and Income Service Shares	$20,237	$(56,056)	$(35,819)	$3,158	$(633)	$2,525
BNY Mellon MidCap Stock Initial Shares	133,557	(227,692)	(94,135)	10,925	(274,029)	(263,104)
BNY Mellon MidCap Stock Service Shares	53	(38,311)	(38,258)	5,428	(7,549)	(2,121)
BNY Mellon Opportunistic Small Cap Service Shares	11,812	(26,558)	(14,746)	9,082	(9,900)	(818)
BNY Mellon Stock Index Initial Shares	394,149	(1,020,481)	(626,332)	380,382	(1,382,147)	(1,001,765)
BNY Mellon Stock Index Service Shares	22,351	(60,936)	(38,585)	8,802	(204,769)	(195,967)
BNY Mellon Sustainable U.S. Equity Initial Shares	158,796	(255,657)	(96,861)	37,232	(217,615)	(180,383)
BNY Mellon Technology Growth Initial Shares	415,399	(570,701)	(155,302)	177,621	(441,049)	(263,428)
BNY Mellon Technology Growth Service Shares	57,602	(177,599)	(119,997)	1,163	(45,044)	(43,881)
BNY Mellon VIF Appreciation Initial Shares	341,985	(1,321,043)	(979,058)	71,703	(1,309,303)	(1,237,600)
BNY Mellon VIF Government Money Market	5,710,760	(1,725,176)	3,985,584	490,571	(1,088,686)	(598,115)
BNY Mellon VIF Growth and Income Initial Shares	723,974	(1,249,924)	(525,950)	257,189	(635,438)	(378,249)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	209,854	(690,170)	(480,316)	79,529	(698,773)	(619,244)
TA Aegon Sustainable Equity Income Initial Class	35,165	(89,153)	(53,988)	6,458	(67,207)	(60,749)
TA JPMorgan Core Bond Service Class	2,689	(96,033)	(93,344)	2,186	(50,909)	(48,723)
TA WMC US Growth Initial Class	48,907	(356,573)	(307,666)	38	(113,444)	(113,406)
TA WMC US Growth Service Class	95,345	(261,456)	(166,111)	1,669	(211,982)	(210,313)

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BNY Mellon Growth and Income Service Shares
12/31/2020	16,291	$2.72	to	$3.35	$646,218	0.52%	1.25%	to	2.50%	22.80%	to	21.30%
12/31/2019	25,338	2.22	to	2.76	565,606	0.82	1.25	to	2.50	27.20	to	25.65
12/31/2018	25,301	1.74	to	2.20	443,161	0.55	1.25	to	2.50	(6.08)	to	(7.23)
12/31/2017	25,640	1.86	to	2.37	493,844	0.49	1.25	to	2.50	17.92	to	16.48
12/31/2016	26,019	1.94	to	1.90	439,620	0.98	1.30	to	1.45	8.37	to	8.21

BNY Mellon MidCap Stock Initial Shares
12/31/2020	64,959	34.91	to	1.78	1,983,193	0.85	1.25	to	2.50	6.77	to	5.47
12/31/2019	65,558	32.70	to	1.69	1,989,714	0.65	1.25	to	2.50	18.70	to	17.25
12/31/2018	73,211	27.55	to	1.44	1,907,988	0.57	1.25	to	2.50	(16.54)	to	(17.56)
12/31/2017	73,014	33.00	to	1.75	2,398,471	1.08	1.25	to	2.50	13.96	to	12.57
12/31/2016	85,748	28.96	to	28.87	2,475,456	1.11	1.25	to	1.40	14.05	to	13.88

BNY Mellon MidCap Stock Service Shares
12/31/2020	20,623	2.92	to	2.90	389,523	0.58	1.25	to	2.50	6.51	to	5.21
12/31/2019	29,168	2.74	to	2.75	413,731	0.39	1.25	to	2.50	18.37	to	16.93
12/31/2018	27,544	2.32	to	2.35	351,933	0.35	1.25	to	2.50	(16.73)	to	(17.75)
12/31/2017	32,734	2.78	to	2.86	469,823	0.95	1.25	to	2.50	13.62	to	12.24
12/31/2016	36,469	2.48	to	2.42	514,464	0.82	1.30	to	1.45	13.73	to	13.56

BNY Mellon Opportunistic Small Cap Service Shares
12/31/2020	16,207	2.95	to	2.36	188,459	0.44	1.25	to	2.50	18.10	to	16.66
12/31/2019	26,612	2.50	to	2.03	177,207	-	1.25	to	2.50	19.99	to	18.53
12/31/2018	26,618	2.08	to	1.71	148,244	-	1.25	to	2.50	(20.29)	to	(21.27)
12/31/2017	26,690	2.62	to	2.17	197,621	-	1.25	to	2.50	22.84	to	21.35
12/31/2016	73,525	1.60	to	1.56	249,309	-	1.30	to	1.45	15.29	to	15.12

BNY Mellon Stock Index Initial Shares
12/31/2020	122,531	16.88	to	2.38	16,479,055	1.58	1.25	to	2.50	16.55	to	15.13
12/31/2019	126,495	14.48	to	2.07	14,757,729	1.71	1.25	to	2.50	29.56	to	27.98
12/31/2018	131,916	11.18	to	1.62	12,279,614	1.64	1.25	to	2.50	(5.82)	to	(6.97)
12/31/2017	142,209	11.87	to	1.74	14,325,908	1.70	1.25	to	2.50	20.04	to	18.58
12/31/2016	161,227	84.79	to	84.79	13,670,548	2.02	1.40	to	1.40	10.17	to	10.17

BNY Mellon Stock Index Service Shares
12/31/2020	20,966	3.63	to	3.48	2,653,212	1.33	1.25	to	2.50	16.26	to	14.84
12/31/2019	21,550	3.12	to	3.03	2,331,659	1.47	1.25	to	2.50	29.23	to	27.65
12/31/2018	21,645	2.42	to	2.38	1,976,227	1.34	1.25	to	2.50	(6.04)	to	(7.19)
12/31/2017	23,692	2.57	to	2.56	2,305,451	1.45	1.25	to	2.50	19.72	to	18.27
12/31/2016	25,927	2.14	to	2.10	2,110,517	1.74	1.30	to	1.45	10.01	to	9.85

BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2020	46,966	90.29	to	2.76	4,201,589	1.08	1.25	to	2.50	22.61	to	21.12
12/31/2019	48,362	73.64	to	2.28	3,533,024	1.46	1.25	to	2.50	32.70	to	31.08
12/31/2018	51,180	55.49	to	1.74	2,821,424	1.76	1.25	to	2.50	(5.59)	to	(6.75)
12/31/2017	55,198	58.78	to	1.86	3,227,572	1.19	1.25	to	2.50	13.91	to	12.53
12/31/2016	63,486	51.41	to	51.41	3,263,547	1.34	1.40	to	1.40	8.85	to	8.85

BNY Mellon Technology Growth Initial Shares
12/31/2020	257,786	39.52	to	4.80	9,403,801	0.25	1.25	to	2.50	67.83	to	65.78
12/31/2019	260,208	23.55	to	2.89	5,707,496	-	1.25	to	2.50	24.26	to	22.75
12/31/2018	274,537	18.95	to	2.36	4,826,503	-	1.25	to	2.50	(2.21)	to	(3.41)
12/31/2017	289,930	19.38	to	2.44	5,374,185	-	1.25	to	2.50	40.89	to	39.17
12/31/2016	302,726	13.76	to	13.71	4,150,740	-	1.25	to	1.40	3.43	to	3.28

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BNY Mellon Technology Growth Service Shares
12/31/2020	43,647	$4.14	to	$6.40	$1,368,550	0.06%	1.25%	to	2.50%	67.48%	to	65.44%
12/31/2019	54,081	2.47	to	3.87	909,502	-	1.25	to	2.50	23.96	to	22.45
12/31/2018	56,140	1.99	to	3.16	771,793	-	1.25	to	2.50	(2.49)	to	(3.69)
12/31/2017	59,105	2.05	to	3.28	847,466	-	1.25	to	2.50	40.61	to	38.90
12/31/2016	61,846	2.17	to	2.12	639,670	-	1.30	to	1.45	3.05	to	2.90

BNY Mellon VIF Appreciation Initial Shares
12/31/2020	271,015	120.10	to	2.37	18,965,806	0.79	1.25	to	2.50	22.16	to	20.67
12/31/2019	264,230	98.31	to	1.96	16,468,629	1.16	1.25	to	2.50	34.42	to	32.78
12/31/2018	263,969	73.14	to	1.48	13,308,659	1.25	1.25	to	2.50	(8.01)	to	(9.14)
12/31/2017	256,066	79.51	to	1.63	16,036,766	1.34	1.25	to	2.50	25.77	to	24.24
12/31/2016	231,878	63.22	to	63.02	14,612,512	1.64	1.25	to	1.40	6.58	to	6.42

BNY Mellon VIF Government Money Market
12/31/2020	9,717,993	0.97	to	0.78	12,250,953	0.16	1.25	to	2.50	(1.02)	to	(2.23)
12/31/2019	6,594,546	0.98	to	0.80	8,403,904	1.65	1.25	to	2.50	0.41	to	(0.82)
12/31/2018	7,049,766	0.97	to	0.81	8,978,812	1.26	1.25	to	2.50	0.03	to	(1.20)
12/31/2017	7,419,295	0.90	to	0.82	9,541,632	0.33	1.25	to	2.50	(0.90)	to	(2.10)
12/31/2016	8,271,147	0.98	to	0.96	10,760,039	0.01	1.30	to	1.45	(1.27)	to	(1.42)

BNY Mellon VIF Growth and Income Initial Shares
12/31/2020	166,183	96.88	to	2.40	10,781,051	0.77	1.25	to	2.50	23.09	to	21.59
12/31/2019	177,056	78.70	to	1.98	9,282,274	1.07	1.25	to	2.50	27.53	to	25.97
12/31/2018	165,749	61.72	to	1.57	7,597,398	0.79	1.25	to	2.50	(5.87)	to	(7.02)
12/31/2017	158,822	1.97	to	1.69	9,049,804	0.73	1.25	to	2.50	18.24	to	16.80
12/31/2016	157,983	55.23	to	55.23	8,724,820	1.21	1.40	to	1.40	8.52	to	8.52

BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2020	178,062	2.72	to	1.67	10,490,810	0.65	1.25	to	2.50	18.41	to	16.97
12/31/2019	117,909	2.30	to	1.43	9,371,497	-	1.25	to	2.50	20.28	to	18.81
12/31/2018	121,909	1.91	to	1.20	8,345,779	-	1.25	to	2.50	(20.08)	to	(21.06)
12/31/2017	100,068	2.39	to	1.52	11,338,652	-	1.25	to	2.50	23.15	to	21.65
12/31/2016	70,459	140.77	to	140.77	9,918,201	-	1.40	to	1.40	15.46	to	15.46

TA Aegon Sustainable Equity Income Initial Class
12/31/2020	676,206	1.05	to	1.01	705,388	2.95	1.25	to	2.50	(8.50)	to	(9.61)
12/31/2019	736,585	1.15	to	1.11	841,050	2.44	1.25	to	2.50	22.38	to	20.89
12/31/2018	794,260	0.94	to	0.92	742,014	1.90	1.25	to	2.50	(12.60)	to	(13.67)
12/31/2017(1)	909,026	1.07	to	1.07	972,838	-	1.25	to	2.50	-	to	-

TA JPMorgan Core Bond Service Class
12/31/2020	855,047	1.12	to	1.07	950,811	3.26	1.25	to	2.50	5.84	to	4.55
12/31/2019	940,793	1.06	to	1.03	989,887	2.28	1.25	to	2.50	6.92	to	5.61
12/31/2018	987,716	0.99	to	0.97	973,455	2.88	1.25	to	2.50	(1.33)	to	(2.54)
12/31/2017(1)	1,175,314	1.00	to	1.00	1,175,730	-	1.25	to	2.50	-	to	-

TA WMC US Growth Initial Class
12/31/2020	49,946	3.64	to	4.87	2,670,659	0.10	1.25	to	2.50	35.60	to	33.95
12/31/2019	57,236	2.68	to	3.64	2,260,833	0.13	1.25	to	2.50	38.32	to	36.63
12/31/2018	60,669	1.94	to	2.66	1,734,933	0.49	1.25	to	2.50	(1.03)	to	(2.25)
12/31/2017	63,828	1.96	to	2.72	1,845,653	0.42	1.25	to	2.50	27.61	to	26.06
12/31/2016	69,757	2.28	to	2.23	1,591,943	0.39	1.30	to	1.45	1.49	to	1.35

TA WMC US Growth Service Class
12/31/2020	723,938	2.00	to	1.92	1,443,868	-	1.25	to	2.50	35.25	to	33.60
12/31/2019	826,022	1.48	to	1.44	1,219,496	-	1.25	to	2.50	37.96	to	36.27
12/31/2018	990,119	1.07	to	1.06	1,061,119	0.26	1.25	to	2.50	(1.27)	to	(2.49)
12/31/2017(1)	1,177,973	1.09	to	1.08	1,280,565	-	1.25	to	2.50	-	to	-

(1)	See Footnote 1

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

Separate Account VA 2LNY of Transamerica Financial

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.